TYPE                    13F-HR
PERIOD                  09/30/01
FILER
  	CIK                     0001050473
  	CCC                     rcwg$dj5
SUBMISSION-CONTACT
  	NAME                    Kenneth Culley
  	PHONE                   213-688-9671

				FORM 13F
                        	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [x]; Amendment Number: 1

This Amendment (Check only one.): [x] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Portfolio Advisory Services, LLC
Address: 	350 South Grand Avenue
         	Suite 1550
         	Los Angeles, CA  90071

13F File Number:  28-6586

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kenneth A. Culley
Title:    Compliance Officer
Phone:    213-688-9671
Signature, Place, and Date of Signing:

    Kenneth A. Culley    Los Angeles, CA    October 30, 2001


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        	0

Form 13F Information Table Entry Total: 	47

Form 13F Information Table Value Total:   	$17,399,000



List of Other Included Managers: None

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AdvancePCS                     COM              00790K109      362     5050 SH       SOLE                     4800               250
Affiliated Computer Services   COM              008190100      239     2940 SH       SOLE                     2800               140
Alliant Techsystems Inc        COM              018804104      278     3250 SH       SOLE                     3100               150
AmerisourceBergen Corp         COM              03073E105      317     4470 SH       SOLE                     4285               185
Autozone Inc.                  COM              053332102      318     6130 SH       SOLE                     5880               250
Barnes and Noble Inc.          COM              067774109      244     6750 SH       SOLE                     6480               270
Barr Laboratories              COM              068306109      294     3720 SH       SOLE                     3570               150
Barrick Gold Corp.             COM              067901108      297    17100 SH       SOLE                    16270               830
Biotech Holders Trust          COM              09067D201     1269    11400 SH       SOLE                    10700               700
Biovail Corp.                  COM              09067J109      322     6930 SH       SOLE                     6610               320
Boston Scientific              COM              101137107      300    14620 SH       SOLE                    14060               560
CYTYC Corp.                    COM              232946103      335    12490 SH       SOLE                    11970               520
Career Education Corp          COM              141665109      286     5200 SH       SOLE                     4960               240
Caremark Rx Inc                COM              141705103      313    18780 SH       SOLE                    17980               800
Cerner Corp                    COM              156782104      315     6370 SH       SOLE                     6050               320
Copart Inc                     COM              217204106      373    13320 SH       SOLE                    12830               490
Doral Financial Corp.          COM              25811P100      319     8220 SH       SOLE                     7900               320
Express Scripts Inc            COM              302182100      300     5420 SH       SOLE                     5180               240
Federal Natl Mtg Assn          COM              313586109      251     3130 SH       SOLE                     2990               140
First Horizon Pharmaceutical C COM              32051K106      248     9540 SH       SOLE                     9100               440
First Tennessee National Corp  COM              337162101      366     9880 SH       SOLE                     9580               300
Forest Laboratories, Inc.      COM              345838106      299     4140 SH       SOLE                     3950               190
General Dynamics Corp          COM              369550108      246     2780 SH       SOLE                     2650               130
Genesis Microchip Inc.         COM              371933102      371    13170 SH       SOLE                    12580               590
Georgia Pacific Corp Timber Gr COM              373298702      258     7130 SH       SOLE                     6820               310
Hollywood Entertainment        COM              436141105      323    27500 SH       SOLE                    26410              1090
Illuminet Holdings Inc.        COM              452334105      267     6960 SH       SOLE                     6610               350
Integra LifeSciences Corp      COM              457985208      306    11080 SH       SOLE                    10610               470
International Flavors and Frag COM              459506101      263     9510 SH       SOLE                     9130               380
Lockheed Martin Corp.          COM              539830109      313     7150 SH       SOLE                     6890               260
Movie Gallery Inc              COM              624581104      308    14850 SH       SOLE                    14270               580
NBTY Inc.                      COM              628782104      238    18120 SH       SOLE                    17350               770
Networks Associates Inc.       COM              640938106      247    19200 SH       SOLE                    18310               890
Northrop Grumman Corp          COM              666807102      243     2410 SH       SOLE                     2300               110
Office Depot                   COM              676220106      354    26020 SH       SOLE                    24800              1220
Panera Bread Co.               COM              69840W108      283     8100 SH       SOLE                     7770               330
Pharmaceutical Resources Inc   COM              717125108      330     9240 SH       SOLE                     8850               390
Placer Dome Inc.               COM              725906101      244    19050 SH       SOLE                    18200               850
S&P Depository Receipts        COM              78462F103     2893    27700 SH       SOLE                    27700
SBC Communications             COM              78387G103      310     6580 SH       SOLE                     6330               250
Sprint Corp PCS Group          COM              852061506      251     9540 SH       SOLE                     9130               410
Taro Pharmaceutical Industries COM              M8737E108      252     7180 SH       SOLE                     6880               300
Tech Data Corp.                COM              878237106      315     8300 SH       SOLE                     7970               330
Tenet Healthcare Corp.         COM              88033G100      319     5340 SH       SOLE                     5080               260
Teva Pharmaceutical Industries COM              881624209      253     4190 SH       SOLE                     3930               260
USA Education Inc              COM              90390U102      254     3060 SH       SOLE                     2920               140
eBay Inc.                      COM              278642103      314     6860 SH       SOLE                     6610               250